DEFERRED REVENUE - Changes in Deferred Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revenue from contracts with customers [Abstract]
Deferred income, beginning balance	$ 170.5	$ 0.0
Prepayment from customers		169.8
Finance costs	9.3	0.7
Deferred income, ending balance	$ 179.8	$ 170.5